Financial instruments by category (Details) - ARS ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)	$ 64,447	$ 45,525
Subtotal financial assets	105,961	68,690
Non-financial assets	6,078	4,153
Total	112,039	72,843
Financial liabilities at amortized cost (i)	236,223	155,869
Subtotal financial liabilities	236,577	156,069
Non-financial liabilities	4,791	5,401
Total	241,368	161,470
Trade And Other Payables [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortized cost (i)	16,678	20,557
Subtotal financial liabilities	16,678	20,557
Non-financial liabilities	4,791	5,401
Total	21,469	25,958
Borrowings [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortized cost (i)	219,375	135,180
Subtotal financial liabilities	219,375	135,180
Non-financial liabilities
Total	219,375	135,180
Finance Lease Obligations [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortized cost (i)	170	132
Subtotal financial liabilities	170	132
Non-financial liabilities
Total	170	132
Crops Futures Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortized cost (i)
Subtotal financial liabilities	58	11
Non-financial liabilities
Total	58	11
Forwards [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortized cost (i)
Subtotal financial liabilities	118	167
Non-financial liabilities
Total	118	167
Foreign Currency Future Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortized cost (i)
Subtotal financial liabilities	53	14
Non-financial liabilities
Total	53	14
Crops Options Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortized cost (i)
Subtotal financial liabilities	27	4
Non-financial liabilities
Total	27	4
Foreign Currency Options Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortized cost (i)
Subtotal financial liabilities	18	4
Non-financial liabilities
Total	18	4
Swaps [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortized cost (i)
Subtotal financial liabilities	48
Non-financial liabilities
Total	48
Others [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortized cost (i)
Subtotal financial liabilities	32
Non-financial liabilities
Total	32
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	38,826	21,612
Financial liabilities at fair value through profit or loss	157	33
Level 1 [Member] | Trade And Other Payables [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 1 [Member] | Borrowings [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 1 [Member] | Finance Lease Obligations [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 1 [Member] | Crops Futures Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	58	11
Level 1 [Member] | Forwards [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss		5
Level 1 [Member] | Foreign Currency Future Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	45	9
Level 1 [Member] | Crops Options Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	27	4
Level 1 [Member] | Foreign Currency Options Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	18	4
Level 1 [Member] | Swaps [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	1
Level 1 [Member] | Others [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	8
Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	592	507
Financial liabilities at fair value through profit or loss	173	157
Level 2 [Member] | Trade And Other Payables [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 2 [Member] | Borrowings [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 2 [Member] | Finance Lease Obligations [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 2 [Member] | Crops Futures Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 2 [Member] | Forwards [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	118	152
Level 2 [Member] | Foreign Currency Future Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	8	5
Level 2 [Member] | Crops Options Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 2 [Member] | Foreign Currency Options Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 2 [Member] | Swaps [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	47
Level 2 [Member] | Others [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	2,096	1,046
Financial liabilities at fair value through profit or loss	24	10
Level 3 [Member] | Trade And Other Payables [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 3 [Member] | Borrowings [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 3 [Member] | Finance Lease Obligations [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 3 [Member] | Crops Futures Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 3 [Member] | Forwards [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss		10
Level 3 [Member] | Foreign Currency Future Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 3 [Member] | Crops Options Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 3 [Member] | Foreign Currency Options Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 3 [Member] | Swaps [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 3 [Member] | Others [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	24
Trade And Other Receivables [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)	21,096	19,975
Subtotal financial assets	21,096	19,975
Non-financial assets	6,078	4,153
Total	27,174	24,128
Trade And Other Receivables [Member] | Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Trade And Other Receivables [Member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Trade And Other Receivables [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Equity securities in public companies [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)
Subtotal financial assets	959	1,747
Non-financial assets
Total	959	1,747
Equity securities in public companies [Member] | Level 1 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	824	1,665
Equity securities in public companies [Member] | Level 2 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Public companies securities [Member] | Level 3 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	135	82
Equity securities in private companies [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)
Subtotal financial assets	1,168	979
Non-financial assets
Total	1,168	979
Equity securities in private companies [Member] | Level 1 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		15
Equity securities in private companies [Member] | Level 2 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Equity securities in private companies [Member] | Level 3 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	1,168	964
Deposits [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)	1,397	1,235
Subtotal financial assets	1,429	1,249
Non-financial assets
Total	1,429	1,249
Deposits [Member] | Level 1 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	32	14
Deposits [Member] | Level 2 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Deposits [Member] | Level 3 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Bonds 1 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)	10
Subtotal financial assets	14,448	4,915
Non-financial assets
Total	14,448	4,915
Bonds 1 [Member] | Level 1 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	13,933	4,490
Bonds 1 [Member] | Level 2 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	505	425
Bonds 1 [Member] | Level 3 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Mutual Funds [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)
Subtotal financial assets	6,911	3,986
Non-financial assets
Total	6,911	3,986
Mutual Funds [Member] | Cash And Cash Equivalents [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)
Subtotal financial assets	353	302
Non-financial assets
Total	353	302
Mutual Funds [Member] | Level 1 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	6,911	3,986
Mutual Funds [Member] | Level 1 [Member] | Cash And Cash Equivalents [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	353	302
Mutual Funds [Member] | Level 2 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Mutual Funds [Member] | Level 2 [Member] | Cash And Cash Equivalents [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Mutual Funds [Member] | Level 3 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Mutual Funds [Member] | Level 3 [Member] | Cash And Cash Equivalents [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Others Investment In Financial Assets [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)
Subtotal financial assets	2,435	749
Non-financial assets
Total	2,435	749
Others Investment In Financial Assets [Member] | Level 1 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	1,642	749
Others Investment In Financial Assets [Member] | Level 2 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Others Investment In Financial Assets [Member] | Level 3 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	793
Crops Options Contracts [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)
Subtotal financial assets	30	10
Non-financial assets
Total	30	10
Crops Options Contracts [Member] | Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	30	10
Crops Options Contracts [Member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Crops Options Contracts [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Swaps [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)
Subtotal financial assets		29
Non-financial assets
Total		29
Swaps [Member] | Level 1 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Swaps [Member] | Level 2 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		29
Swaps [Member] | Level 3 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Foreign Currency Options Contracts [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)
Subtotal financial assets	11	4
Non-financial assets
Total	11	4
Foreign Currency Options Contracts [Member] | Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	11	4
Foreign Currency Options Contracts [Member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Foreign Currency Options Contracts [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Financial Assets And Other Assets Held For Sale [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)
Subtotal financial assets		8,562
Non-financial assets
Total		8,562
Financial Assets And Other Assets Held For Sale [member] | Clal Insurance Enterprises Holdings Ltd [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)
Subtotal financial assets	12,254
Non-financial assets
Total	12,254
Financial Assets And Other Assets Held For Sale [member] | Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		8,562
Financial Assets And Other Assets Held For Sale [member] | Level 1 [Member] | Clal Insurance Enterprises Holdings Ltd [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	12,254
Financial Assets And Other Assets Held For Sale [member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Financial Assets And Other Assets Held For Sale [member] | Level 2 [Member] | Clal Insurance Enterprises Holdings Ltd [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Financial Assets And Other Assets Held For Sale [member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Financial Assets And Other Assets Held For Sale [member] | Level 3 [Member] | Clal Insurance Enterprises Holdings Ltd [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Restricted Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)	6,426	1,069
Subtotal financial assets	6,426	1,069
Non-financial assets
Total	6,426	1,069
Restricted Assets [Member] | Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Restricted Assets [Member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Restricted Assets [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Cash at bank and on hand [Member] | Cash And Cash Equivalents [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)	6,834	8,731
Subtotal financial assets	6,834	8,731
Non-financial assets
Total	6,834	8,731
Cash at bank and on hand [Member] | Level 1 [Member] | Cash And Cash Equivalents [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Cash at bank and on hand [Member] | Level 2 [Member] | Cash And Cash Equivalents [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Cash at bank and on hand [Member] | Level 3 [Member] | Cash And Cash Equivalents [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Short-term Bank In Deposits [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)	350	5
Subtotal financial assets	350	5
Non-financial assets
Total	350	5
Short-term Bank In Deposits [Member] | Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Short-term Bank In Deposits [Member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Short-term Bank In Deposits [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Short term investments 1 [Member] | Cash And Cash Equivalents [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)	28,334	14,510
Subtotal financial assets	31,113	16,325
Non-financial assets
Total	31,113	16,325
Short term investments 1 [Member] | Level 1 [Member] | Cash And Cash Equivalents [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	2,779	1,815
Short term investments 1 [Member] | Level 2 [Member] | Cash And Cash Equivalents [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Short term investments 1 [Member] | Level 3 [Member] | Cash And Cash Equivalents [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Foreign Currency Future Contracts [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)
Subtotal financial assets	71	27
Non-financial assets
Total	71	27
Foreign Currency Future Contracts [Member] | Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Foreign Currency Future Contracts [Member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	71	27
Foreign Currency Future Contracts [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Crops Futures Contracts [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)
Subtotal financial assets	57
Non-financial assets
Total	57
Crops Futures Contracts [Member] | Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	57
Crops Futures Contracts [Member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Crops Futures Contracts [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Derivative Financial Instruments Others [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)
Subtotal financial assets	16
Non-financial assets
Total	16
Derivative Financial Instruments Others [member] | Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Derivative Financial Instruments Others [member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	16
Derivative Financial Instruments Others [member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Warrants [member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)
Subtotal financial assets		26
Non-financial assets
Total		26
Warrants [member] | Level 1 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Warrants [member] | Level 2 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		26
Warrants [member] | Level 3 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss